Notes Payable - Narrative (Details) - USD ($)	Jul. 05, 2019	Jun. 12, 2019	Feb. 07, 2019	Dec. 21, 2018	Nov. 07, 2018	Nov. 17, 2017	Jan. 29, 2016	Jun. 30, 2019	Dec. 31, 2018	Jun. 13, 2018
Line of Credit Facility [Line Items]
Additional line of credit								$ 201,100,000	$ 48,100,000
Repayment of FNF Revolver		$ 100,000,000.0
99 Restaurants Credit Facility | Revolver Note
Line of Credit Facility [Line Items]
Additional line of credit								$ 3,000,000.0	0
99 Restaurants Credit Facility | 99 Restaurants | Revolver Note
Line of Credit Facility [Line Items]
Aggregate borrowing capacity				$ 15,000,000.0
Interest rate								5.88%
Amount available to be drawn								$ 22,000,000.0
99 Restaurants Credit Facility | 99 Restaurants | Base Rate | Revolver Note
Line of Credit Facility [Line Items]
Interest rate basis				2.50%
99 Restaurants Credit Facility | 99 Restaurants | LIBOR | Revolver Note
Line of Credit Facility [Line Items]
Interest rate basis				3.50%
99 Term Loan | Notes payable to banks
Line of Credit Facility [Line Items]
Interest rate								6.00%
Additional line of credit								$ 33,700,000	36,100,000
99 Term Loan | 99 Restaurants
Line of Credit Facility [Line Items]
Notes, face amounts				$ 37,000,000.0
99 DLOC Loan
Line of Credit Facility [Line Items]
Additional line of credit								$ 0	0
99 DLOC Loan | 99 Restaurants | Line of Credit Loan
Line of Credit Facility [Line Items]
Notes, face amounts				$ 10,000,000.0
Margin Loan Agreement | Revolver Note
Line of Credit Facility [Line Items]
Aggregate borrowing capacity					$ 300,000,000.0
Interest rate								5.35%
Amount available to be drawn								$ 150,000,000
Shares pledged as collateral (in shares)					25,000,000.0
Additional line of credit			$ 150,000,000					150,000,000.0	0
Brasada Interstate Credit Agreement | Notes payable to banks
Line of Credit Facility [Line Items]
Additional line of credit								11,700,000	$ 11,700,000
Brasada Interstate Credit Agreement | NV Brasada
Line of Credit Facility [Line Items]
Aggregate borrowing capacity							$ 17,000,000.0
Brasada Interstate Credit Agreement | NV Brasada | Line of Credit Loan
Line of Credit Facility [Line Items]
Aggregate borrowing capacity							1,500,000
Amount available to be drawn								$ 4,400,000
Additional line of credit										$ 3,600,000
Brasada Interstate Credit Agreement | NV Brasada | Acquisition Loan
Line of Credit Facility [Line Items]
Notes, face amounts							12,500,000
Brasada Interstate Credit Agreement | NV Brasada | Development Loan
Line of Credit Facility [Line Items]
Notes, face amounts							3,000,000.0
Brasada Interstate Credit Agreement | NV Brasada | Acquisition Loan, A Note
Line of Credit Facility [Line Items]
Notes, face amounts							$ 6,250,000
Interest rate							4.51%
Brasada Interstate Credit Agreement | NV Brasada | Acquisition Loan, B Note
Line of Credit Facility [Line Items]
Notes, face amounts							$ 6,250,000
Brasada Interstate Credit Agreement | NV Brasada | Notes payable to banks
Line of Credit Facility [Line Items]
Variable rate interest								4.69%
Brasada Interstate Credit Agreement | NV Brasada | LIBOR | Acquisition Loan, B Note
Line of Credit Facility [Line Items]
Interest rate basis							2.25%
Corporate Revolver Note | Revolver Note
Line of Credit Facility [Line Items]
Aggregate borrowing capacity						$ 100,000,000.0
Amount available to be drawn								$ 100,000,000.0
Maximum borrowing increment						$ 1,000,000.0
Anniversary term						5 years
Term of automatic extension						5 years
Proceeds from lines of credit	$ 100,000,000.0		$ 100,000,000.0
Corporate Revolver Note | LIBOR | Revolver Note
Line of Credit Facility [Line Items]
Interest rate basis						4.50%